Quarterly Holdings Report
for
Fidelity Freedom® 2065 Fund
June 30, 2026
F65-NPRT1-0826
1.9895822.107
Bond Funds - 1.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	232,242	1,778,971
Fidelity Series Emerging Markets Debt Fund (b)	2,014,860	17,468,834
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	454,956	4,390,329
Fidelity Series Floating Rate High Income Fund (b)	355,152	3,079,166
Fidelity Series High Income Fund (b)	1,895,170	16,942,819
Fidelity Series International Credit Fund (b)	4,602	39,162
Fidelity Series Long-Term Treasury Bond Index Fund (b)	357,549	1,905,734
Fidelity Series Real Estate Income Fund (b)	302,546	3,061,770
TOTAL BOND FUNDS (Cost $47,330,329)		48,666,785

Domestic Equity Funds - 56.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	5,074,059	76,871,986
Fidelity Series Blue Chip Growth Fund (b)	7,700,077	209,750,086
Fidelity Series Commodity Strategy Fund (b)	66,331	7,111,311
Fidelity Series Growth Company Fund (b)	11,142,235	376,830,403
Fidelity Series Intrinsic Opportunities Fund (b)	3,349,206	40,525,390
Fidelity Series Large Cap Stock Fund (b)	13,098,956	386,681,191
Fidelity Series Large Cap Value Index Fund (b)	5,177,316	109,655,543
Fidelity Series Opportunistic Insights Fund (b)	7,829,816	222,758,270
Fidelity Series Small Cap Core Fund (b)	797,269	12,947,656
Fidelity Series Small Cap Discovery Fund (b)	2,273,298	29,916,598
Fidelity Series Small Cap Opportunities Fund (b)	3,134,567	63,349,602
Fidelity Series Stock Selector Large Cap Value Fund (b)	15,803,918	244,486,616
Fidelity Series Value Discovery Fund (b)	11,936,984	222,744,123
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,553,136,524)		2,003,628,775

International Equity Funds - 41.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	6,724,653	140,679,739
Fidelity Series Emerging Markets Fund (b)	6,618,745	101,002,044
Fidelity Series Emerging Markets Opportunities Fund (b)	12,671,189	407,252,022
Fidelity Series International Growth Fund (b)	12,637,929	272,600,138
Fidelity Series International Small Cap Fund (b)	1,436,800	27,169,884
Fidelity Series International Value Fund (b)	15,937,409	266,792,225
Fidelity Series Overseas Fund (b)	16,708,260	270,506,736
Fidelity Series Select International Small Cap Fund (b)	177,615	2,747,698
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,141,493,870)		1,488,750,486

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.65	190,000	189,715
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	2,780,000	2,779,722
US Treasury Bills 0% 7/23/2026 (d)	3.63	2,020,000	2,015,570
US Treasury Bills 0% 7/30/2026 (d)	3.62	2,880,000	2,871,660
US Treasury Bills 0% 7/9/2026 (d)	3.63	1,110,000	1,109,103
US Treasury Bills 0% 8/13/2026 (d)	3.63	1,420,000	1,413,811
US Treasury Bills 0% 8/27/2026 (d)	3.62 to 3.63	720,000	715,815
US Treasury Bills 0% 8/6/2026 (d)	3.63	540,000	538,048
US Treasury Bills 0% 9/10/2026 (d)	3.64 to 3.67	610,000	605,615
US Treasury Bills 0% 9/17/2026 (d)	3.66	180,000	178,578
US Treasury Bills 0% 9/3/2026 (d)	3.65 to 3.66	90,000	89,415
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,507,293)			12,507,052

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $6,236,697)	3.69	6,235,479	6,236,726

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,760,704,713)	3,559,789,824
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,369,544)
NET ASSETS - 100.0%	3,555,420,280

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT US Treasury Long Bond Contracts (United States)	728	9/2026	82,309,500	1,977,838
CBOT US Treasury Ultra Bond Contracts (United States)	906	9/2026	104,699,625	594,807
ICE MSCI EAFE Index Contracts (United States)	168	9/2026	26,420,520	(52,412)
ICE MSCI Emerging Markets Index Contracts (United States)	329	9/2026	28,907,585	(13,455)
TOTAL LONG				2,506,778
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(182)	9/2026	(27,714,960)	(883,200)
CME E-Mini S&P 500 Index Contracts (United States)	(50)	9/2026	(18,870,625)	(224,011)
TOTAL SHORT				(1,107,211)
TOTAL FUTURES CONTRACTS				1,399,567

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,394,063.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,663,054	31,059,076	28,485,433	34,982	-	29	6,236,726	6,235,479	0.0%
Total	3,663,054	31,059,076	28,485,433	34,982	-	29	6,236,726

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,680,524	120,990	40,226	887	422	17,261	1,778,971	232,242
Fidelity Series All-Sector Equity Fund	62,440,690	4,746,064	1,619,793	-	496,113	10,808,912	76,871,986	5,074,059
Fidelity Series Blue Chip Growth Fund	173,958,507	13,435,512	24,428,335	-	3,780,971	43,003,431	209,750,086	7,700,077
Fidelity Series Canada Fund	121,257,933	19,354,620	2,977,241	-	947,665	2,096,762	140,679,739	6,724,653
Fidelity Series Commodity Strategy Fund	20,078,118	1,213,471	13,750,117	-	1,780,800	(2,210,961)	7,111,311	66,331
Fidelity Series Emerging Markets Debt Fund	15,946,501	1,334,043	387,782	238,852	49,676	526,396	17,468,834	2,014,860
Fidelity Series Emerging Markets Debt Local Currency Fund	4,063,221	280,243	97,939	-	6,807	137,997	4,390,329	454,956
Fidelity Series Emerging Markets Fund	78,304,111	8,200,111	2,053,817	-	788,485	15,763,154	101,002,044	6,618,745
Fidelity Series Emerging Markets Opportunities Fund	314,592,274	26,280,395	9,018,152	-	3,158,222	72,239,283	407,252,022	12,671,189
Fidelity Series Floating Rate High Income Fund	2,891,280	254,583	69,235	54,410	400	2,138	3,079,166	355,152
Fidelity Series Government Money Market Fund	-	10,783,763	10,783,763	21,772	-	-	-	-
Fidelity Series Growth Company Fund	311,106,249	24,111,048	41,539,422	-	6,540,963	76,611,565	376,830,403	11,142,235
Fidelity Series High Income Fund	15,733,427	1,338,136	378,083	262,962	28,257	221,082	16,942,819	1,895,170
Fidelity Series International Credit Fund	39,169	336	759	335	(3)	419	39,162	4,602
Fidelity Series International Growth Fund	228,038,679	18,706,200	9,412,433	-	1,309,096	33,958,596	272,600,138	12,637,929
Fidelity Series International Small Cap Fund	28,294,429	-	3,444,269	-	120,740	2,198,984	27,169,884	1,436,800
Fidelity Series International Value Fund	229,357,569	29,336,536	5,652,926	-	1,956,473	11,794,573	266,792,225	15,937,409
Fidelity Series Intrinsic Opportunities Fund	38,662,719	1,218,966	4,335,085	-	92,635	4,886,155	40,525,390	3,349,206
Fidelity Series Large Cap Stock Fund	309,546,217	46,142,280	7,955,017	-	2,869,566	36,078,145	386,681,191	13,098,956
Fidelity Series Large Cap Value Index Fund	90,391,997	9,916,851	3,555,070	-	647,847	12,253,918	109,655,543	5,177,316
Fidelity Series Long-Term Treasury Bond Index Fund	25,487,742	1,201,531	24,554,359	122,697	(296,183)	67,003	1,905,734	357,549
Fidelity Series Opportunistic Insights Fund	184,246,714	15,092,512	7,147,505	-	1,599,207	28,967,342	222,758,270	7,829,816
Fidelity Series Overseas Fund	228,703,569	21,934,898	6,641,540	-	1,335,114	25,174,695	270,506,736	16,708,260
Fidelity Series Real Estate Income Fund	2,871,466	227,730	68,455	27,555	2,697	28,332	3,061,770	302,546
Fidelity Series Select International Small Cap Fund	2,333,076	259,764	51,463	-	12,527	193,794	2,747,698	177,615
Fidelity Series Small Cap Core Fund	8,159,281	3,547,862	223,368	332,736	56,858	1,407,023	12,947,656	797,269
Fidelity Series Small Cap Discovery Fund	24,315,049	1,040,011	803,094	303,335	105,581	5,259,051	29,916,598	2,273,298
Fidelity Series Small Cap Opportunities Fund	56,932,252	1,809,273	6,121,880	-	1,186,328	9,543,629	63,349,602	3,134,567
Fidelity Series Stock Selector Large Cap Value Fund	201,249,205	29,291,231	6,487,434	-	925,476	19,508,138	244,486,616	15,803,918
Fidelity Series Value Discovery Fund	182,701,930	26,140,781	6,826,287	-	914,101	19,813,598	222,744,123	11,936,984
	2,963,383,898	317,319,741	200,424,849	1,365,541	30,416,841	430,350,415	3,541,046,046

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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